Current liabilities	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Current liabilities
41 Other liabilities

	2020	2019
Payables due to policyholders	1,135	1,363
Payables due to brokers and agents	399	296
Payables out of reinsurance	1,218	1,597
Social security and taxes payable	110	117
Income tax payable	2	(1)
Investment creditors	1,068	940
Cash collateral on derivative transactions	6,118	4,243
Cash collateral on securities lended	2,053	2,146
Cash collateral - other	74	59
Repurchase agreements	962	719
Short term deposits	105	-
Commercial paper	72	58
Lease liabilities	266	311
Other creditors	3,100	2,968
At December 31	16,685	14,816

Current	16,111	14,093
Non-current	575	722
The carrying amounts disclosed reasonably approximate the fair values at year-end,
given the predominantly current nature of the other liabilities.

Aegon N.V [member]
Statement [LineItems]
Current liabilities
18 Current liabilities
Loans from and payables to group companies have a maturity of less than one year. Other current liabilities includes derivatives with negative fair values of EUR 250 million (2019: EUR 165 million).